DECONSOLIDATION AND RECONSOLIDATION	12 Months Ended
Dec. 31, 2016
DECONSOLIDATION AND RECONSOLIDATION [Abstract]
DECONSOLIDATION AND RECONSOLIDATION
26. DECONSOLIDATION AND RECONSOLIDATION

a.	Deconsolidation in 2014:

In 2014, the principal of Jilin Tutoring lost confidence in the Group and stopped providing financial statements and reporting operation results to the Group after September 30, 2014, which was determined as the date that the Group ceased to have substantial control on Jilin Tutoring. Afterwards, the Group did not have any continuing involvement with Jilin Tutoring.

During the year ended December 31, 2014, the Group recognized a total impairment loss amounting to RMB 29,462 arising from deconsolidation of Jilin Tutoring. The deconsolidation loss was equivalent to the subsidiary’s carrying amounts of net assets and the amount of accumulated other comprehensive income attributable to Jilin Tutoring as of the deconsolidation date because the Group assessed the investment were not recoverable.

Because of the deconsolidation, the amount due from the deconsolidated subsidiaries of RMB 4,750 was fully written off as of December 31, 2014.

The Company has regained control over Jilin Tutoring in the second half of 2015. However, all the operations of this deconsolidated entity has ceased. In the year of 2016, the Management took measures to gradually restore operation of these entities.

b.	Reconsolidation in 2015:

In the second half of 2015, a legal team has been sent to resolve these issues with the ex-owners. The Company has regained control of the deconsolidated entities. As a result, the financials of these entities have been consolidated in its 2015 consolidated financial statements. Income resulting from reconsolidation of previously de-consolidated entities was RMB 14,127 for the year ended December 31, 2015, which was comprised of a reverse of bad debt allowance of deconsolidated entities in prior years of RMB 49,472, offsetting by the net liabilities of RMB 38,696 on these entities, and the recognition of the deficit of non-controlling interest of RMB 3,351. All the operations of these deconsolidated entities have ceased by December 31, 2015. In the year of 2016, the Management took measures to gradually restore operation of these entities, which include reinstating their business licenses. The Management estimate one year or more would be needed due to procedural requirements.